Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Advantage Large Cap Core V.I. Fund
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
General Dynamics Corp. ............... 1,504 $ 454,509
Lockheed Martin Corp. ................ 4,499 2,629,935
Northrop Grumman Corp. .............. 2,940 1,552,526
Textron, Inc. ....................... 719 63,689
4,700,659
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc. .. 10,619 1,395,337
United Parcel Service, Inc. , Class B ....... 133 18,133
1,413,470
Automobiles — 1.7%
Ford Motor Co. ..................... 44,844 473,552
General Motors Co. .................. 26,420 1,184,673
Tesla, Inc.
(a)
........................ 6,241 1,632,833
3,291,058
Banks — 2.2%
Bank of America Corp. ................ 37,663 1,494,468
Bank OZK ........................ 406 17,454
Citigroup, Inc. ...................... 10,258 642,151
JPMorgan Chase & Co. ............... 9,316 1,964,372
Wells Fargo & Co. ................... 5,101 288,155
4,406,600
Biotechnology — 3.0%
Biogen, Inc.
(a)
...................... 6,251 1,211,694
BioMarin Pharmaceutical, Inc.
(a) (b)
......... 5,444 382,659
Blueprint Medicines Corp.
(a)
............. 1,579 146,058
Exelixis, Inc.
(a)
...................... 4,552 118,124
Gilead Sciences, Inc. ................. 22,517 1,887,825
Natera, Inc.
(a)
...................... 5,552 704,826
Neurocrine Biosciences, Inc.
(a)
........... 10,432 1,201,975
United Therapeutics Corp.
(a)
............. 1,027 368,026
6,021,187
Broadline Retail — 4.6%
(a)
Amazon.com, Inc. ................... 46,434 8,652,047
MercadoLibre, Inc. ................... 268 549,925
9,201,972
Building Products — 0.7%
Trane Technologies plc ................ 3,671 1,427,028
Capital Markets — 3.0%
Charles Schwab Corp. (The) ............ 873 56,579
CME Group, Inc. , Class A .............. 10,764 2,375,077
Invesco Ltd. ....................... 113,539 1,993,745
Morgan Stanley ..................... 1,913 199,411
Nasdaq, Inc. ....................... 5,891 430,102
S&P Global, Inc. .................... 515 266,059
State Street Corp. ................... 7,478 661,579
5,982,552
Chemicals — 0.2%
Ecolab, Inc. ....................... 337 86,046
Huntsman Corp. .................... 14,281 345,600
431,646
Commercial Services & Supplies — 2.0%
Cintas Corp. ....................... 11,536 2,375,032
Waste Management, Inc. ............... 7,391 1,534,371
3,909,403
Security
Shares
Shares Value
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)
................ 2,567 $ 985,266
Motorola Solutions, Inc. ............... 1,721 773,813
1,759,079
Construction & Engineering — 0.8%
Comfort Systems USA, Inc. ............. 1,690 659,692
EMCOR Group, Inc. .................. 694 298,788
MasTec, Inc.
(a)
...................... 4,504 554,442
1,512,922
Consumer Finance — 0.3%
OneMain Holdings, Inc. ................ 11,056 520,406
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp. ............... 2,654 2,352,824
Kroger Co. (The) .................... 35,551 2,037,072
Walmart, Inc. ....................... 19,149 1,546,282
5,936,178
Containers & Packaging — 0.3%
Crown Holdings, Inc. ................. 2,612 250,439
Packaging Corp. of America ............ 1,273 274,204
524,643
Electric Utilities — 0.7%
Exelon Corp. ....................... 23,008 932,975
IDACORP, Inc. ..................... 767 79,070
OGE Energy Corp.
(b)
.................. 11,467 470,376
1,482,421
Electrical Equipment — 1.4%
Eaton Corp. plc ..................... 8,232 2,728,414
Emerson Electric Co. ................. 201 21,983
2,750,397
Electronic Equipment, Instruments & Components — 0.1%
Flex Ltd.
(a)
......................... 6,472 216,359
Energy Equipment & Services — 1.1%
Halliburton Co. ..................... 42,194 1,225,736
Schlumberger NV ................... 23,257 975,631
2,201,367
Entertainment — 0.4%
(a)
Netflix, Inc. ........................ 837 593,659
ROBLOX Corp. , Class A ............... 4,718 208,819
802,478
Financial Services — 4.6%
Berkshire Hathaway, Inc. , Class B
(a)
....... 4,758 2,189,917
Mastercard, Inc. , Class A ............... 6,920 3,417,096
Visa, Inc. , Class A ................... 12,692 3,489,665
9,096,678
Ground Transportation — 0.2%
CSX Corp. ........................ 10,466 361,391
Health Care Equipment & Supplies — 2.3%
Boston Scientific Corp.
(a)
............... 1,199 100,476
Medtronic plc ...................... 26,280 2,365,988
Stryker Corp. ...................... 5,653 2,042,203
4,508,667
Health Care Providers & Services — 3.0%
Cardinal Health, Inc. .................. 5,023 555,142
Centene Corp.
(a)
.................... 16,538 1,244,981
Cigna Group (The) ................... 1,258 435,822
Elevance Health, Inc. ................. 1,656 861,120
HCA Healthcare, Inc. ................. 6,108 2,482,474

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage Large Cap Core V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ............... 590 $ 344,961
5,924,500
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc. , Class A
(a)
................. 2,332 295,721
Booking Holdings, Inc. ................ 293 1,234,151
Carnival Corp.
(a)
..................... 8,419 155,583
Domino's Pizza, Inc. .................. 182 78,286
Texas Roadhouse, Inc. ................ 6,864 1,212,182
Wingstop, Inc. ...................... 1,070 445,206
3,421,129
Household Durables — 1.3%
DR Horton, Inc. ..................... 2,152 410,537
NVR, Inc.
(a)
........................ 4 39,247
PulteGroup, Inc. .................... 2,043 293,232
Taylor Morrison Home Corp.
(a)
........... 4,476 314,484
Toll Brothers, Inc. .................... 9,515 1,469,972
Whirlpool Corp.
(b)
.................... 214 22,898
2,550,370
Household Products — 1.2%
Colgate-Palmolive Co. ................ 1,777 184,471
Kimberly-Clark Corp. ................. 15,815 2,250,158
2,434,629
Industrial REITs — 0.2%
Lineage, Inc.
(b)
...................... 4,373 342,756
Insurance — 3.1%
Allstate Corp. (The) .................. 5,961 1,130,504
Brown & Brown, Inc. .................. 2,619 271,328
Marsh & McLennan Cos., Inc. ........... 11,001 2,454,213
Progressive Corp. (The) ............... 7,759 1,968,924
Reinsurance Group of America, Inc. ....... 2,063 449,466
6,274,435
Interactive Media & Services — 6.5%
Alphabet, Inc. , Class A ................ 34,026 5,643,212
Alphabet, Inc. , Class C ................ 18,411 3,078,135
Meta Platforms, Inc. , Class A ............ 6,443 3,688,231
Snap, Inc. , Class A
(a)
................. 56,293 602,335
13,011,913
IT Services — 0.9%
Kyndryl Holdings, Inc.
(a)
................ 8,295 190,619
TE Connectivity plc .................. 10,531 1,590,076
1,780,695
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. .............. 2,941 436,680
Thermo Fisher Scientific, Inc. ............ 2,983 1,845,194
2,281,874
Machinery — 2.1%
Caterpillar, Inc. ..................... 1,143 447,050
Illinois Tool Works, Inc. ................ 370 96,966
Oshkosh Corp. ..................... 13,662 1,369,069
Parker-Hannifin Corp. ................. 3,751 2,369,957
4,283,042
Media — 2.0%
Comcast Corp. , Class A ............... 65,273 2,726,453
Fox Corp. , Class A ................... 31,543 1,335,215
Fox Corp. , Class B ................... 520 20,176
4,081,844
Security
Shares
Shares Value
Metals & Mining — 1.1%
Freeport-McMoRan, Inc. ............... 2,701 $ 134,834
Nucor Corp. ....................... 13,191 1,983,135
2,117,969
Multi-Utilities — 0.5%
CMS Energy Corp. ................... 13,666 965,230
Oil, Gas & Consumable Fuels — 1.0%
Chevron Corp.
(b)
.................... 2,505 368,911
ConocoPhillips ..................... 1,793 188,767
Devon Energy Corp. .................. 8,021 313,782
Exxon Mobil Corp. ................... 7,501 879,267
Hess Corp. ........................ 477 64,777
Marathon Petroleum Corp. ............. 534 86,994
Ovintiv, Inc. ........................ 842 32,257
1,934,755
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 968 104,021
Passenger Airlines — 0.1%
(a)
Alaska Air Group, Inc. ................. 3,439 155,477
United Airlines Holdings, Inc. ............ 1,133 64,649
220,126
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. ............... 7,553 390,792
Eli Lilly & Co. ...................... 3,755 3,326,705
Merck & Co., Inc. .................... 12,677 1,439,600
Pfizer, Inc. ........................ 42,734 1,236,722
Zoetis, Inc. , Class A .................. 1,318 257,511
6,651,330
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 102 22,975
Camden Property Trust ................ 3,575 441,620
Essex Property Trust, Inc. .............. 628 185,524
650,119
Retail REITs — 0.8%
NNN REIT, Inc. ..................... 948 45,968
Simon Property Group, Inc. ............. 9,695 1,638,649
1,684,617
Semiconductors & Semiconductor Equipment — 10.2%
Applied Materials, Inc. ................ 2,379 480,677
Broadcom, Inc. ..................... 3,919 676,027
Intel Corp. ........................ 15,933 373,788
KLA Corp. ......................... 294 227,676
Lam Research Corp. ................. 2,322 1,894,938
Micron Technology, Inc. ................ 14,353 1,488,550
Monolithic Power Systems, Inc. .......... 312 288,444
NVIDIA Corp. ...................... 101,639 12,343,040
QUALCOMM, Inc. ................... 15,594 2,651,760
20,424,900
Software — 11.2%
Adobe, Inc.
(a)
....................... 3,756 1,944,782
Atlassian Corp. , Class A
(a)
.............. 2,129 338,106
Autodesk, Inc.
(a)
..................... 77 21,212
Crowdstrike Holdings, Inc. , Class A
(a)
....... 2,516 705,662
Datadog, Inc. , Class A
(a)
............... 6,092 700,946
Dropbox, Inc. , Class A
(a)
............... 10,550 268,286
Fortinet, Inc.
(a)
...................... 23,632 1,832,662
HubSpot, Inc.
(a)
..................... 1,063 565,091
Manhattan Associates, Inc.
(a)
............ 4,290 1,207,120
Microsoft Corp. ..................... 32,846 14,133,634

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage Large Cap Core V.I. Fund
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
ServiceNow, Inc.
(a)
................... 767 $ 685,997
22,403,498
Specialized REITs — 0.4%
Equinix, Inc. ....................... 893 792,654
Lamar Advertising Co. , Class A
(b)
......... 499 66,666
859,320
Specialty Retail — 1.1%
AutoNation, Inc.
(a)
.................... 789 141,168
Best Buy Co., Inc.
(b)
.................. 2,673 276,121
Carvana Co. , Class A
(a)
................ 220 38,304
Dick's Sporting Goods, Inc. ............. 89 18,574
Lowe's Cos., Inc. .................... 358 96,964
Penske Automotive Group, Inc. .......... 3,943 640,422
Ross Stores, Inc. .................... 6,713 1,010,374
2,221,927
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. ........................ 64,111 14,937,863
Dell Technologies, Inc. , Class C .......... 1,185 140,470
15,078,333
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.
(a) (b)
.............. 2,376 378,853
NIKE, Inc. , Class B .................. 6,792 600,413
Skechers USA, Inc. , Class A
(a)
........... 623 41,691
1,020,957
Security
Shares
Shares Value
Tobacco — 0.8%
Altria Group, Inc. .................... 29,256 $ 1,493,226
Philip Morris International, Inc. ........... 187 22,702
1,515,928
Trading Companies & Distributors — 0.5%
Ferguson Enterprises, Inc. .............. 3,234 642,175
WW Grainger, Inc. ................... 369 383,321
1,025,496
Total Long-Term Investments — 99 .2%
(Cost: $ 155,644,203 ) .............................. 197,724,274
Short-Term Securities
Money Market Funds — 1.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(e)
.................. 1,978,793 1,980,377
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83% .................... 1,858,422 1,858,422
Total Short-Term Securities — 1 .9%
(Cost: $ 3,838,993 ) ............................... 3,838,799
Total Investments — 101 .1%
(Cost: $ 159,483,196 ) .............................. 201,563,073
Liabilities in Excess of Other Assets — (1.1) % ............. (2,206,293)
Net Assets — 100.0% ...............................
$ 199,356,780
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,978,668
(a)
$ — $ 1,903 $ (194) $ 1,980,377 1,978,793 $ 14,246
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,370,506 487,916
(a)
— — — 1,858,422 1,858,422 77,450 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,569,866 — (3,568,488)
(a)
(1,339) (39) — — — —
$ 564 $ (233) $ 3,838,799 $ 91,696 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage Large Cap Core V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 7 12/20/24 $ 2,035 $ 34,727
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 197,724,274 $ — $ — $ 197,724,274
Short-Term Securities
Money Market Funds ...................................... 3,838,799 — — 3,838,799
$ 201,563,073 $ — $ — $ 201,563,073
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 34,727 $ — $ — $ 34,727
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust